UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 46.68%				$84,668,686

(Cost $82,831,533)

U.S. Government 12.85%				23,300,670

U.S. Treasury
Bond	4.375	05/15/40	$185,000	210,930
Bond	4.375	05/15/41	4,520,000	5,159,851
Note	0.750	12/15/13	1,195,000	1,209,191
Note	2.000	01/31/16	920,000	969,090
Note	2.000	04/30/16	3,105,000	3,268,975
Note	2.125	02/29/16	1,550,000	1,642,031
Note	2.125	08/15/21	6,695,000	6,629,121
Note	1.000	05/15/14	1,525,000	1,554,905
Note	1.750	05/31/16	2,000,000	2,080,940
U.S. Treasury Strips, PO	2.911*	11/15/30	1,155,000	575,636

U.S. Government Agency 33.83%				61,368,016

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	TBA	5,000,000	5,177,872
30 Yr Pass Thru Ctf	4.000	08/01/40	955,231	990,221
30 Yr Pass Thru Ctf	4.000	09/01/40	655,225	679,226
30 Yr Pass Thru Ctf	5.000	03/01/41	1,702,332	1,833,292
30 Yr Pass Thru Ctf	6.500	06/01/37	31,620	35,353
30 Yr Pass Thru Ctf	6.500	10/01/37	70,868	79,236
30 Yr Pass Thru Ctf	6.500	11/01/37	149,278	166,904
30 Yr Pass Thru Ctf	6.500	12/01/37	65,485	73,217
30 Yr Pass Thru Ctf	6.500	02/01/38	28,232	31,566
30 Yr Pass Thru Ctf	6.500	04/01/39	1,112,787	1,244,183
30 Yr Pass Thru Ctf	6.500	04/01/39	1,242,727	1,389,466
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01/01/24	345,725	366,176
15 Yr Pass Thru Ctf	4.000	07/01/24	2,322,377	2,456,846
30 Yr Pass Thru Cft	4.000	TBA	8,500,000	8,809,237
30 Yr Pass Thru Ctf	4.000	10/01/40	3,664,702	3,812,199
30 Yr Pass Thru Ctf	4.500	TBA	1,700,000	1,797,215
30 Yr Pass Thru Ctf	5.000	11/01/33	1,132,489	1,224,521
30 Yr Pass Thru Ctf	5.000	09/01/40	2,688,239	2,899,560
30 Yr Pass Thru Ctf	5.000	02/01/41	1,486,173	1,603,929
30 Yr Pass Thru Ctf	5.000	03/01/41	2,981,390	3,217,617
30 Yr Pass Thru Ctf	5.000	04/01/41	618,344	676,033
30 Yr Pass Thru Ctf	5.500	09/01/34	2,344,639	2,577,332
30 Yr Pass Thru Ctf	5.500	02/01/36	2,839,913	3,119,540
30 Yr Pass Thru Ctf	5.500	12/01/36	3,629,279	3,978,123
30 Yr Pass Thru Ctf	5.500	08/01/40	695,192	761,797
30 Yr Pass Thru Ctf (P)	5.850	03/01/14	999	1,057
30 Yr Pass Thru Ctf (P)	5.850	06/01/14	5,833	6,173
30 Yr Pass Thru Ctf	6.000	02/01/37	1,479,761	1,643,655
30 Yr Pass Thru Ctf	6.000	05/01/37	1,604,128	1,782,799
30 Yr Pass Thru Ctf	6.500	09/01/37	478,624	534,653
30 Yr Pass Thru Ctf	6.500	01/01/39	2,861,356	3,199,444
30 Yr Pass Thru Ctf	6.500	03/01/39	123,001	137,381
30 Yr Pass Thru Ctf	6.500	06/01/39	816,133	913,330
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	3,995	4,048
30 Yr Pass Thru Ctf	4.500	02/15/39	1,775,079	1,923,945

1

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru Ctf	4.500	03/15/39	$919,530	$996,647
30 Yr Pass Thru Ctf	4.500	03/15/39	1,129,498	1,224,223

Corporate Bonds 30.03%				$54,454,934

(Cost $51,375,022)

Consumer Discretionary 2.48%				4,500,585

Auto Components 0.14%
BorgWarner, Inc.	5.750	11/01/16	230,000	257,916

Automobiles 0.38%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	192,501
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	270,000	299,173
Kia Motors Corp. (S)	3.625	06/14/16	195,000	198,063

Hotels, Restaurants & Leisure 0.31%
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	311,957
Yum! Brands, Inc.	3.750	11/01/21	255,000	252,513

Internet & Catalog Retail 0.19%
Expedia, Inc.	5.950	08/15/20	335,000	337,617

Media 1.46%
CBS Corp.	7.875	07/30/30	360,000	447,681
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	6.350	03/15/40	165,000	180,397
Grupo Televisa SA	6.625	01/15/40	205,000	219,268
News America Holdings, Inc.	9.500	07/15/24	600,000	839,246
News America, Inc.	6.150	03/01/37	110,000	114,865
News America, Inc.	6.150	02/15/41	165,000	172,024
News America, Inc.	6.400	12/15/35	95,000	99,502
Time Warner Cable, Inc.	6.750	07/01/18	330,000	388,281
United Business Media, Ltd. (S)	5.750	11/03/20	180,000	189,581

Consumer Staples 0.69%				1,248,771

Food & Staples Retailing 0.30%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	560,000	546,000

Food Products 0.23%
Bunge Ltd. Finance Corp.	4.100	03/15/16	120,000	124,690
Bunge Ltd. Finance Corp.	8.500	06/15/19	230,000	293,140

Tobacco 0.16%
Lorillard Tobacco Company	3.500	08/04/16	95,000	95,271
Lorillard Tobacco Company	6.875	05/01/20	175,000	189,670

Energy 2.49%				4,525,055

Gas Utilities 0.20%
DCP Midstream LLC (S)	9.750	03/15/19	275,000	368,672

Oil, Gas & Consumable Fuels 2.29%
Energy Transfer Partners LP	9.700	03/15/19	215,000	271,759
Enterprise Products Operating LLC	6.500	01/31/19	475,000	556,498
Enterprise Products Operating LLC	6.650	04/15/18	565,000	669,312
Kerr-McGee Corp.	6.950	07/01/24	545,000	639,768
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	139,422
Marathon Petroleum Corp. (S)	6.500	03/01/41	170,000	184,299

2

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

NuStar Logistics LP	7.650	04/15/18	$305,000	$379,370
Spectra Energy Capital LLC	6.200	04/15/18	185,000	214,400
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	445,000	448,339
Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/17	545,000	653,216

Financials 16.77%				30,405,971

Capital Markets 2.17%
Credit Suisse AG (3 month LIBOR + 0.690% to 05/15/2017,
then 3 month LIBOR + 1.690%) (Q)	0.976	05/15/17	430,000	341,669
Credit Suisse New York	4.375	08/05/20	390,000	382,622
Credit Suisse New York	5.300	08/13/19	260,000	271,873
Jefferies Group, Inc.	6.875	04/15/21	530,000	591,926
Jefferies Group, Inc.	8.500	07/15/19	105,000	126,612
Macquarie Bank, Ltd. (S)	6.625	04/07/21	155,000	152,183
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	221,561
Morgan Stanley	5.500	07/28/21	95,000	94,736
Morgan Stanley	5.750	01/25/21	85,000	87,440
Morgan Stanley	7.300	05/13/19	315,000	351,455
The Goldman Sachs Group, Inc.	5.250	07/27/21	190,000	192,388
The Goldman Sachs Group, Inc.	6.150	04/01/18	520,000	555,331
The Goldman Sachs Group, Inc.	6.750	10/01/37	605,000	572,786

Commercial Banks 2.65%
Abbey National Treasury Services PLC	4.000	04/27/16	230,000	219,684
Banco de Credito del Peru (S)	4.750	03/16/16	105,000	103,425
Barclays Bank PLC	5.140	10/14/20	205,000	188,218
Barclays Bank PLC (S)	6.050	12/04/17	175,000	173,109
BBVA Bancomer SA (S)	6.500	03/10/21	285,000	285,000
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	157,000	164,746
First Tennessee Bank NA	5.050	01/15/15	245,000	255,769
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	293,682
Lloyds TSB Bank PLC	6.375	01/21/21	270,000	281,361
National City Bank (P)	0.699	06/07/17	400,000	365,996
Regions Financial Corp. (P)	0.417	06/26/12	170,000	166,414
Regions Financial Corp.	7.750	11/10/14	290,000	287,825
Santander Holdings USA, Inc.	4.625	04/19/16	70,000	69,592
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%) (S)	6.500	08/11/19	300,000	297,438
The Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
4/15/2015, then 3 month LIBOR + 2.490%) (Q)(S)	5.506	04/15/15	370,000	377,400
The Royal Bank of Scotland PLC	4.875	03/16/15	200,000	202,640
Wachovia Bank NA	5.850	02/01/37	235,000	241,766
Wachovia Bank NA	6.600	01/15/38	445,000	506,226
Wachovia Corp.	5.750	06/15/17	280,000	317,108

Consumer Finance 0.79%
American Express Company	7.000	03/19/18	250,000	297,410
Capital One Financial Corp.	6.150	09/01/16	415,000	445,928
Discover Bank	7.000	04/15/20	180,000	195,655
Discover Financial Services	10.250	07/15/19	375,000	483,864

Diversified Financial Services 5.54%
Bank of America Corp.	5.650	05/01/18	400,000	407,822
Bank of America Corp.	6.500	08/01/16	200,000	214,530

3

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Bank of America NA	5.300	03/15/17	$95,000	$92,929
Bank of America NA	6.000	10/15/36	250,000	234,755
Beaver Valley II Funding	9.000	06/01/17	546,000	589,953
Citigroup, Inc.	5.850	12/11/34	215,000	206,154
Citigroup, Inc.	6.125	11/21/17	450,000	492,605
Crown Castle Towers LLC (S)	4.883	08/15/20	530,000	553,467
Crown Castle Towers LLC (S)	6.113	01/15/20	250,000	282,039
General Electric Capital Corp. (P)	0.766	08/15/36	360,000	282,224
General Electric Capital Corp.	4.375	09/16/20	220,000	223,925
General Electric Capital Corp.	5.300	02/11/21	135,000	143,584
General Electric Capital Corp.	5.625	05/01/18	510,000	564,676
General Electric Capital Corp.	5.875	01/14/38	250,000	254,023
General Electric Capital Corp.	6.000	08/07/19	245,000	275,388
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	275,000	263,919
GTP Towers Issuer LLC (S)	4.436	02/15/15	305,000	323,907
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	165,000	182,171
JPMorgan Chase & Company	3.700	01/20/15	175,000	182,231
JPMorgan Chase & Company	5.600	07/15/41	360,000	369,783
JPMorgan Chase & Company	6.000	01/15/18	510,000	568,979
JPMorgan Chase & Company, Series 1 (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	413,669
Merrill Lynch & Company, Inc.	6.220	09/15/26	125,000	109,649
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	528,837
Merrill Lynch & Company, Inc.	7.750	05/14/38	410,000	407,869
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,136,780
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	513,172
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%) (Q)(S)	6.091	01/15/12	300,000	231,000

Insurance 2.77%
Aflac, Inc.	6.900	12/17/39	145,000	145,069
Aflac, Inc.	8.500	05/15/19	250,000	310,044
AON Corp.	8.205	01/01/27	205,000	234,033
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	155,000	119,350
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	200,000	202,000
CNA Financial Corp.	6.500	08/15/16	165,000	182,035
CNA Financial Corp.	7.250	11/15/23	325,000	357,190
Hartford Financial Services Group, Inc.	6.300	03/15/18	280,000	296,441
Hartford Financial Services Group, Inc.	6.625	03/30/40	155,000	149,608
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	195,000	190,056
Lincoln National Corp.	8.750	07/01/19	220,000	272,571
Lincoln National Corp. (6.050% to 04/20/17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	340,000	300,900
MetLife, Inc.	10.750	08/01/39	100,000	137,000
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	385,000	456,269
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	100,212
Unum Group	7.125	09/30/16	275,000	321,380
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	432,446
W.R. Berkley Corp.	5.600	05/15/15	230,000	244,398
Willis Group Holdings PLC	5.750	03/15/21	210,000	217,215
Willis North America, Inc.	7.000	09/29/19	305,000	350,840

4

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Investment Trusts 2.85%
BioMed Realty LP	6.125	04/15/20	$80,000	$86,368
Brandywine Operating Partnership LP	7.500	05/15/15	220,000	251,474
CommonWealth REIT	6.650	01/15/18	280,000	315,440
Dexus Property Group (S)	7.125	10/15/14	310,000	347,433
Duke Realty LP	6.750	03/15/20	305,000	326,679
Duke Realty LP	8.250	08/15/19	195,000	229,313
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	390,000	400,927
HCP, Inc.	6.300	09/15/16	215,000	235,810
Health Care REIT, Inc.	4.950	01/15/21	260,000	254,349
Health Care REIT, Inc.	6.125	04/15/20	420,000	453,126
Health Care REIT, Inc.	6.200	06/01/16	245,000	272,765
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	376,917
Mack-Cali Realty LP	7.750	08/15/19	230,000	286,655
Post Apartment Homes LP	4.750	10/15/17	115,000	121,408
Simon Property Group LP	10.350	04/01/19	230,000	316,636
Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	235,000	226,352
Vornado Realty LP	4.250	04/01/15	440,000	462,841
WEA Finance LLC/WT Finance Australia Pty, Ltd. (S)	6.750	09/02/19	185,000	209,543

Health Care 0.46%				833,481

Health Care Providers & Services 0.25%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	459,931

Pharmaceuticals 0.21%
Hospira, Inc.	6.050	03/30/17	320,000	373,550

Industrials 2.13%				3,854,244

Aerospace & Defense 0.15%
Embraer Overseas, Ltd.	6.375	01/15/20	240,000	261,600

Airlines 1.04%
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	116,625	120,707
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	124,946	129,944
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	312,516	317,203
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	105,000	98,175
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	385,734	393,448
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	150,923	155,450
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	140,000	136,500
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	349,557	346,062
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	196,137	196,137

Building Products 0.33%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	299,963
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	298,181

Commercial Services & Supplies 0.12%
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	222,200

Industrial Conglomerates 0.32%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	210,000	208,950
Textron, Inc.	5.600	12/01/17	340,000	364,581

Machinery 0.10%
Pentair, Inc.	5.000	05/15/21	180,000	186,764

5

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Transportation Infrastructure 0.07%
Asciano Finance, Ltd. (S)	4.625	09/23/20	$120,000	$118,379

Materials 2.17%				3,927,660

Chemicals 0.42%
Braskem America Finance Company (S)	7.125	07/22/41	200,000	195,000
Braskem Finance, Ltd. (S)	7.000	05/07/20	305,000	327,113
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	236,468

Metals & Mining 1.05%
Alcoa, Inc.	5.400	04/15/21	155,000	155,153
Allegheny Technologies, Inc.	5.950	01/15/21	90,000	101,071
Allegheny Technologies, Inc.	9.375	06/01/19	185,000	240,026
ArcelorMittal	6.750	03/01/41	165,000	157,027
ArcelorMittal	9.850	06/01/19	240,000	293,378
Cliffs Natural Resources, Inc.	6.250	10/01/40	175,000	172,796
Gerdau Trade, Inc. (S)	5.750	01/30/21	240,000	240,000
Teck Resources, Ltd.	6.250	07/15/41	100,000	105,676
Teck Resources, Ltd.	10.750	05/15/19	151,000	186,485
Vale Overseas, Ltd.	6.875	11/10/39	220,000	251,097

Paper & Forest Products 0.70%
Georgia-Pacific LLC (S)	5.400	11/01/20	495,000	509,879
International Paper Company	7.950	06/15/18	360,000	429,805
International Paper Company	9.375	05/15/19	255,000	326,686

Telecommunication Services 1.27%				2,310,176

Diversified Telecommunication Services 0.95%
AT&T, Inc.	5.550	08/15/41	445,000	467,455
BellSouth Corp.	6.550	06/15/34	250,000	281,546
BellSouth Telecommunications, Inc.	6.300	12/15/15	255,282	274,306
CenturyLink, Inc.	6.450	06/15/21	190,000	184,808
CenturyLink, Inc.	7.600	09/15/39	190,000	174,746
Telecom Italia Capital SA	7.200	07/18/36	220,000	202,313
Telecom Italia Capital SA	7.721	06/04/38	155,000	150,311

Wireless Telecommunication Services 0.32%
America Movil SAB de CV	5.000	03/30/20	255,000	276,491
SBA Tower Trust (S)	5.101	04/15/17	280,000	298,200

Utilities 1.57%				2,848,991

Electric Utilities 0.90%
Comision Federal de Electricidad (S)	4.875	05/26/21	195,000	200,363
Commonwealth Edison Company	5.800	03/15/18	330,000	383,621
FPL Energy National Wind LLC (S)	5.608	03/10/24	165,279	171,727
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	200,000	217,824
ITC Holdings Corp. (S)	5.500	01/15/20	285,000	326,296
PNPP II Funding Corp.	9.120	05/30/16	119,000	131,153
W3A Funding Corp.	8.090	01/02/17	201,046	201,362

Independent Power Producers & Energy Traders 0.32%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	305,000	337,498
Exelon Generation Company LLC	6.250	10/01/39	230,000	249,472

6

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Multi-Utilities 0.35%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	$395,000	$377,225
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	255,000	252,450

Convertible Bonds 0.39%				$709,688

(Cost $375,000)

Industrials 0.39%				709,688

Machinery 0.39%
Ingersoll-Rand Company, Ltd.	4.500	04/15/12	375,000	709,688

Municipal Bonds 1.02%				$1,842,313

(Cost $1,766,696)

California 0.10%				175,599

State of California	7.600	11/01/40	145,000	175,599

Illinois 0.07%				117,454

State of Illinois	5.100	06/01/33	135,000	117,454

Texas 0.85%				1,549,260

University Of Texas	4.794	08/15/46	1,500,000	1,549,260

Collateralized Mortgage Obligations 12.87%				$23,343,062

(Cost $25,308,170)

Commercial & Residential 10.97%				19,905,028

American Tower Trust
Series 2007-1A, Class D	5.957	04/15/37	420,000	450,441
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	479,326
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07/10/45	1,500,000	1,614,882
Series 2006-2, Class AM	5.956	05/10/45	355,000	346,600
Series 2006-4, Class AM	5.675	07/10/46	355,000	334,282
Series 2006-3, Class A4 (P)	5.889	07/10/44	445,000	482,255
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.568	01/25/35	465,780	406,303
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	320,000	144,073
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.399	07/15/44	185,000	157,584
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12/10/49	820,000	896,859
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.667	09/20/46	6,595,092	434,733
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12/25/34	754,600	85,418
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.173	08/19/34	536,579	475,244

7

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.074	07/10/38	$355,000	$334,705
Series 2007-GG9, Class C (P)	5.554	03/10/39	230,000	119,473
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09/25/35	492,784	417,230
Series 2004-9, Class B1 (P)	3.105	08/25/34	298,387	110,320
Series 2006-AR1, Class 3A1 (P)	5.050	01/25/36	557,685	473,054
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.202	08/19/45	1,937,948	88,000
Series 2005-2, Class X IO	2.342	05/19/35	9,587,582	506,396
Series 2005-8, Class 1X IO	2.339	09/19/35	2,447,031	119,034
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	203,157	18,178
Series 2005-AR18, Class 1X IO	2.247	10/25/36	4,909,550	242,090
Series 2005-AR18, Class 2X IO	1.923	10/25/36	6,441,905	312,626
Series 2005-AR5, Class B1 (P)	2.617	05/25/35	189,433	2,391
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.074	04/15/45	515,000	490,955
Series 2007-CB18, Class A4	5.440	06/12/47	725,000	771,773
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	987,727
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.275	01/25/37	104,467	5,108
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	765,000	711,361
Series 2007-C1, Class AM	5.455	02/15/40	510,000	457,955
Series 2006-C4, Class A4 (P)	6.067	06/15/38	620,000	683,657
Series 2007-C2, Class A3	5.430	02/15/40	770,000	803,408
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.097	06/12/46	735,000	813,978
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	3.377	10/25/36	506,387	448,487
Series 2007-3, Class M1 (P)	5.371	09/25/37	132,043	78,919
Series 2007-3, Class M2 (P)	5.371	09/25/37	50,786	27,872
Series 2007-3, Class M3 (P)	5.371	09/25/37	33,858	14,304
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	730,000	772,398
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	705,000	698,541
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.671	05/25/35	197,288	30,582
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.716	03/25/33	238,037	158,067
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.764	03/25/44	543,100	456,331
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.534	11/25/34	7,488,366	353,841
Series 2005-AR1, Class X IO	1.633	01/25/45	11,642,617	510,245
Series 2005-AR12, Class 1A2 (P)	2.676	10/25/35	171,593	162,458
Series 2005-AR19, Class B1 (P)	0.918	12/25/45	283,722	42,670
Series 2005-AR4, Class B1 (P)	2.578	04/25/35	922,637	193,228
Series 2005-AR8, Class X IO	1.765	07/25/45	9,814,724	461,605
Series 2006-AR4, Class 1A1B (P)	1.192	05/25/46	269,574	145,189
Series 2005-AR13, Class B1 (P)	0.818	10/25/45	488,676	79,063
Series 2005-AR6, Class B1 (P)	0.818	04/25/45	547,814	70,276

8

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.103	04/25/35	$387,709	$344,260
Series 2006-AR15, Class A3 (P)	5.352	10/25/36	318,441	79,273

U.S. Government Agency 1.90%				3,438,034

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	405,115	71,633
Series 3623, Class LI IO	4.500	01/15/25	394,577	41,758
Series 3630, Class BI IO	4.000	05/15/27	278,608	23,022
Series 3794, Class PI IO	4.500	02/15/38	713,188	104,027
Series 3833, Class LI IO	2.267	10/15/40	3,288,881	182,617
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	629,277	89,809
Series 2009-50, Class GI IO	5.000	05/25/39	1,058,802	185,718
Series 2009-78, Class IB IO	5.000	06/25/39	1,492,282	232,336
Series 2010-14, Class AI IO	4.000	08/25/27	820,540	98,517
Series 2010-3, Class LI IO	5.000	02/25/25	5,310,549	597,281
Series 2010-36, Class BI IO	4.000	03/25/28	837,961	107,778
Series 2010-68, Class CI IO	5.000	11/25/38	892,773	141,687
Series 398, Class C3 IO	4.500	05/25/39	877,643	136,943
Series 401, Class C2 IO	4.500	06/25/39	581,767	99,198
Series 402, Class 3 IO	4.000	11/25/39	675,164	143,852
Series 402, Class 4 IO	4.000	10/25/39	1,176,899	256,520
Series 402, Class 7 IO	4.500	11/25/39	1,103,107	191,381
Series 407, Class 15 IO	5.000	01/25/40	924,363	198,378
Series 407, Class 16 IO	5.000	01/25/40	240,754	52,268
Series 407, Class 17 IO	5.000	01/25/40	196,180	43,160
Series 407, Class 21 IO	5.000	01/25/39	844,361	109,253
Series 407, Class 7 IO	5.000	03/25/41	625,775	119,995
Series 407, Class 8 IO	5.000	03/25/41	289,718	62,376
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,165,539	148,527

Asset Backed Securities 4.00%				$7,248,631

(Cost $7,639,115)

Asset Backed Securities 4.00%				7,248,631

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.578	09/25/34	277,339	249,466
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.638	03/25/35	297,046	235,226
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.571	02/28/41	254,976	221,147
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.458	07/25/36	398,859	314,351
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.668	05/25/35	260,000	228,150
Series 2006-NC4, Class A5 (P)	0.278	10/25/36	98,306	76,480
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.368	10/25/36	435,959	395,206
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.658	04/25/36	463,941	403,028
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	500,000	503,750

9

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	$90,000	$90,450
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B (P)(S)	5.210	12/15/20	100,000	100,000
Series 2010-A, Class C (P)(S)	7.210	12/15/20	236,994	236,994
Series 2010-A, Class D (P)(S)	10.210	12/15/20	180,000	180,000
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	253,791	248,157
Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.918	08/25/37	394,618	341,796
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.588	09/25/36	415,000	352,906
Series 2005-WMC1, Class M1 (P)	0.718	09/25/35	200,350	181,339
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.668	03/25/35	240,000	157,600
Series 2005-3, Class M1	0.698	07/25/35	195,000	161,420
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.298	03/25/35	480,000	424,658
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.848	02/25/35	550,000	425,189
Series 2005-WCH1, Class M2 (P)	0.738	01/25/36	535,000	484,268
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	67,947	66,457
Series 2005-2, Class AF4	4.934	08/25/35	420,000	329,499
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.628	05/25/35	520,809	460,998
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	372,188	380,096

Foreign Government Obligations 0.12%				$226,686

(Cost $219,011)

South Korea 0.12%				226,686

Korea Development Bank	4.000	09/09/16	220,000	226,686

Capital Preferred Securities 1.35%				$2,441,698

(Cost $2,446,613)

Financials 1.35%				2,441,698

Capital Markets 0.44%
State Street Capital Trust III (P)(Q)	5.237	11/03/11	335,000	335,137
State Street Capital Trust IV (P)	1.247	06/15/37	595,000	451,212

Commercial Banks 0.72%
Allfirst Preferred Capital Trust (P)	1.749	07/15/29	205,000	178,219
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	495,000	459,113
PNC Financial Services Group, Inc. (P)(Q)	6.750	08/01/21	135,000	130,830
PNC Preferred Funding Trust III (8.700% to 3/15/13, then 3
month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	530,000	541,787

Insurance 0.19%
MetLife Capital Trust X (9.250% to 04/08/2038 then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	110,000	129,800

10

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	$220,000	$215,600

			Shares	Value

Preferred Securities 0.10%				$191,240

(Cost $164,550)

Energy 0.10%				191,240

Oil, Gas & Consumable Fuels 0.10%
Apache Corp., Series D, 6.000% (L)			3,291	191,240

	Yield(%)		Shares	Value

Securities Lending Collateral 0.07%				$119,621

(Cost $119,655)

John Hancock Collateral Investment Trust (W)	0.2283(Y)		11,956	119,621

Total investments (Cost $172,245,365)† 96.63%				$175,246,559

Other assets and liabilities, net 3.37%				$6,113,448

Total net assets 100.00%				$181,360,007

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PO Principal-Only Security – Principal Tranche of Stripped Mortgage Pool

TBA To Be Announced

(L) All or a portion of this security is on loan as of 8-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

* Yield represents the annualized yield at the date of purchase.

† At August 31, 2011, the aggregate cost of investment securities for federal income tax purposes was $172,544,499. Net unrealized appreciation aggregated $2,702,060, of which $8,170,091 related to appreciated investment securities and $5,468,031 related to depreciated investment securities.

11

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	8-31-11	Price	Inputs	Inputs

U.S. Government & Agency Obligations	$84,668,686	—	$84,668,686	—
Corporate Bonds	54,454,934	—	54,454,934	—
Convertible Bonds	709,688	—	709,688	—
Municipal Bonds	1,842,313	—	1,842,313	—
Collateralized Mortgage Obligations	23,343,062	—	23,185,258	$157,804
Asset Backed Securities	7,248,631	—	6,731,637	516,994
Foreign Government Obligations	226,686	—	226,686	—
Capital Preferred Securities	2,441,698	—	2,441,698	—
Preferred Securities	191,240	$191,240	—	—
Securities Lending Collateral	119,621	119,621	—	—
Total Investments in Securities	$175,246,559	$310,861	$174,260,900	$674,798
Other Financial Instruments
Futures	$750	$750	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

12

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Collateralized
	Mortgage	Asset Backed
	Obligations	Securities	Total

Balance as of 5-31-11	$1,530,287	$745,813	$2,276,100

Realized gain (loss)	-	-	-

Change in unrealized
appreciation (depreciation)	(5,206)	-	(5,206)

Purchases	-	148,994	148,994

Sales	(10,503)	-	(10,503)

Transfer into Level 3	-	-	-

Transfer out of Level 3	(1,356,774)	(377,813)	(1,734,587)

Balance as of 8-31-11	$157,804	$516,994	$674,798
Change in unrealized at period
end*	($5,206)	-	($5,206)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

13

Investment Grade Bond Fund
As of 8-31-11 (Unaudited)

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended August 31, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011, the Fund held futures contracts with absolute notional values ranging from $1.8 million to $5.7 million as measured at each quarter end.

					Unrealized
	Number of				Appreciation
Open Contracts	Contracts	Position	Expiration Date	Notional Value	(Depreciation)

U.S. Treasury 30-Year Bond Futures	6	Long	Dec 2011	$816,188	$2,889
Ultra Long U.S. Treasury Bond Futures	7	Long	Dec 2011	1,002,094	4,574
U.S. Treasury 10-Year Note Futures	13	Short	Dec 2011	(1,677,406)	(3,793)
U.S. Treasury 5-Year Note Futures	16	Short	Dec 2011	(1,960,750)	(2,920)
					$750

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
Risk	Location	Fair Value	Fair Value

Interest rate contracts	Futures	$7,463	($6,713)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/11
10/11

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

John Hancock Government Income Fund
As of August 31, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 79.80%				$286,026,443

(Cost $276,041,243)

U.S. Government 21.74%				77,915,675

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04/15/29	$1,613,404	2,412,417
U.S. Treasury
Bond	3.500	02/15/39	3,000,000	2,949,375
Bond	4.375	05/15/40	10,000,000	11,401,600
Bond	7.875	02/15/21	4,850,000	7,264,771
Note	0.750	12/15/13	11,615,000	11,752,928
Note (L)	2.000	01/31/16	6,850,000	7,215,509
Note (L)	2.000	04/30/16	3,855,000	4,058,583
Note	2.125	02/29/16	10,250,000	10,858,594
Note	2.125	08/15/21	7,245,000	7,173,709
Note (L)	2.625	08/15/20	11,000,000	11,519,926
U.S. Treasury Strips, PO	2.911*	11/15/30	2,625,000	1,308,263

U.S. Government Agency 58.06%				208,110,768

Federal Agricultural Mortgage Corp.
Gtd. Note Trust 2007-1 (S)	5.125	04/19/17	8,610,000	10,068,517
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	3,470,785	3,695,453
15 Yr Pass Thru Ctf	5.500	10/01/19	495,746	543,208
30 Yr Pass Thru Ctf	4.000	TBA	10,000,000	10,355,746
30 Yr Pass Thru Ctf	4.000	01/01/40	57,687	59,818
30 Yr Pass Thru Ctf	4.000	08/01/40	9,494,322	9,842,091
30 Yr Pass Thru Ctf	4.500	04/01/39	12,638,857	13,491,458
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01/01/24	5,762,088	6,102,927
15 Yr Pass Thru Ctf	4.000	06/01/24	16,041,489	16,980,349
15 Yr Pass Thru Ctf	4.000	07/01/24	5,270,973	5,576,173
15 Yr Pass Thru Ctf	5.000	05/01/23	7,168,540	7,720,362
30 Yr Pass Thru Cft	4.000	TBA	10,500,000	10,881,998
30 Yr Pass Thru Ctf (P)	3.553	07/01/39	2,493,466	2,612,915
30 Yr Pass Thru Ctf (P)	4.282	05/01/34	4,731,412	5,021,892
30 Yr Pass Thru Ctf	4.500	TBA	10,000,000	10,571,853
30 Yr Pass Thru Ctf	4.500	03/01/26	5,225,758	5,575,385
30 Yr Pass Thru Ctf (P)	4.949	04/01/48	526,525	571,247
30 Yr Pass Thru Ctf	5.000	11/01/33	6,609,479	7,146,602
30 Yr Pass Thru Ctf	5.000	09/01/40	3,471,025	3,743,880
30 Yr Pass Thru Ctf	5.000	09/01/40	10,027,546	10,815,805
30 Yr Pass Thru Ctf	5.000	10/01/40	4,843,722	5,257,784
30 Yr Pass Thru Ctf	5.000	04/01/41	970,179	1,060,693
30 Yr Pass Thru Ctf	5.500	09/01/34	9,869,501	10,848,994
30 Yr Pass Thru Ctf	5.500	07/01/36	13,148,330	14,449,119
30 Yr Pass Thru Ctf	5.500	12/01/36	9,892,222	10,843,056
30 Yr Pass Thru Ctf	5.500	06/01/37	5,131,381	5,641,444
30 Yr Pass Thru Ctf	5.500	08/01/37	7,254,129	7,976,327
30 Yr Pass Thru Ctf	6.000	01/01/36	3,790,689	4,217,643
30 Yr Pass Thru Ctf	6.000	05/01/37	3,157,512	3,509,203
30 Yr Pass Thru Ctf	6.500	06/01/39	2,597,833	2,907,221
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	21,323	21,605

1

John Hancock Government Income Fund
As of August 31, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.49%				$1,739,196

(Cost $1,595,000)

Financials 0.49%				1,739,196

Diversified Financial Services 0.49%				1,739,196

Crown Castle Towers LLC (S)	6.113	01/15/20	$685,000	772,786
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	966,410

Collateralized Mortgage Obligations 14.53%				$52,089,019

(Cost $49,861,210)

Commercial & Residential 8.00%				28,694,944

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,453,954
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12/10/49	2,245,000	2,455,424
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.420	08/19/34	1,280,125	1,133,797
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09/25/35	1,261,125	1,067,769
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.245	08/19/45	5,583,380	253,535
Series 2005-2, Class X IO	2.295	05/19/35	22,365,407	1,181,294
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.247	10/25/36	15,525,584	765,567
Series 2005-AR18, Class 2X IO	1.923	10/25/36	15,158,267	735,631
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04/15/45	1,435,000	1,368,001
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,129,028
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,770,000	1,645,895
Series 2006-C4, Class A4 (P)	6.067	06/15/38	1,720,000	1,896,598
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,217,197
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.646	10/25/36	1,279,832	1,133,496
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,142,612
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	1,645,000	1,629,929
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.743	03/25/44	1,248,002	1,048,613
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.534	11/25/34	18,366,389	867,850
Series 2005-AR1, Class X IO	1.633	01/25/45	29,371,816	1,287,237
Series 2005-AR12, Class 1A2 (P)	2.501	10/25/35	409,868	388,047
Series 2006-AR4, Class 1A1B (P)	1.182	05/25/46	838,129	451,404
Series 2005-AR13, Class B1 (P)	0.835	10/25/45	1,482,880	239,917
Series 2005-AR6, Class B1 (P)	0.835	04/25/45	1,632,560	209,433
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.104	04/25/35	1,118,004	992,716

U.S. Government Agency 6.53%				23,394,075

Federal Home Loan Mortgage Corp.
Series 3528, Class AD	4.500	10/15/46	2,511,935	2,572,678
Series 3581, Class IO	6.000	10/15/39	1,097,599	194,078

2

John Hancock Government Income Fund
As of August 31, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 3623, Class LI IO	4.500	01/15/25	$1,163,984	$123,184
Series 3630, Class BI IO	4.000	05/15/27	812,281	67,121
Series 3699, Class MI IO	4.500	01/15/38	2,891,071	536,750
Series 3747, Class HI IO	4.500	07/15/37	6,605,711	981,783
Series 3794, Class PI IO	4.500	02/15/38	1,667,193	243,181
Series 3833, Class LI IO	2.267	10/15/40	7,874,385	437,230
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	3,535,571	3,997,292
Series 2009-109, Class IW IO	4.500	04/25/38	1,690,342	241,243
Series 2009-47, Class EI IO	5.000	08/25/19	1,524,525	174,728
Series 2009-50, Class GI IO	5.000	05/25/39	2,984,519	523,497
Series 2009-78, Class IB IO	5.000	06/25/39	3,962,413	616,916
Series 2010-14, Class AI IO	4.000	08/25/27	2,291,320	275,105
Series 2010-25, Class NI IO	5.000	03/25/25	5,456,501	638,426
Series 2010-3, Class LI IO	5.000	02/25/25	14,497,893	1,630,587
Series 2010-36, Class BI IO	4.000	03/25/28	2,450,938	315,239
Series 2010-68, Class CI IO	5.000	11/25/38	2,110,990	335,023
Series 398, Class C3 IO	4.500	05/25/39	2,477,625	386,596
Series 401, Class C2 IO	4.500	06/25/39	1,679,296	286,339
Series 402, Class 3 IO	4.000	11/25/39	1,906,345	406,170
Series 402, Class 4 IO	4.000	10/25/39	3,324,252	724,563
Series 402, Class 7 IO	4.500	11/25/39	2,872,019	498,275
Series 407, Class 15 IO	5.000	01/25/40	2,048,457	439,621
Series 407, Class 16 IO	5.000	01/25/40	538,157	116,834
Series 407, Class 17 IO	5.000	01/25/40	438,685	96,511
Series 407, Class 21 IO	5.000	01/25/39	1,891,739	244,774
Series 407, Class 7 IO	5.000	03/25/41	1,500,882	287,801
Series 407, Class 8 IO	5.000	03/25/41	692,377	149,069
Government National Mortgage Association
Series 2009-45, Class DA	4.500	06/20/39	5,131,443	5,493,444
Series 2010-78, Class AI IO	4.500	04/20/39	2,825,166	360,017

Asset Backed Securities 2.89%				$10,366,329

(Cost $10,459,416)

Asset Backed Securities 2.89%				10,366,329

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.578	09/25/34	667,622	600,527
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.638	03/25/35	665,958	527,360
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.571	02/28/41	718,569	623,232
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (S)	0.458	07/25/36	909,398	716,721
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.668	05/25/35	615,000	539,662
Series 2006-NC4, Class A5 (P)	0.278	10/25/36	322,814	251,144
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.398	06/25/36	1,380,442	1,097,383
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	1,600,000	1,612,000
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.668	03/25/35	547,000	359,196
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.298	03/25/35	1,155,000	1,021,833

3

John Hancock Government Income Fund
As of August 31, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.848	02/25/35	$1,170,000	$904,493
Series 2005-WCH1, Class M2 (P)	0.738	01/25/36	1,210,000	1,095,259
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.628	05/25/35	1,149,533	1,017,519

		Yield (%)	Shares	Value

Securities Lending Collateral 4.34%				$15,537,101

(Cost $15,541,802)

John Hancock Collateral Investment Trust (W)		0.228 (Y)	1,552,949	15,537,101

Total investments (Cost $353,498,671)† 102.05%				$365,758,088

Other assets and liabilities, net (2.05%)				($7,348,847)

Total net assets 100.00%				$358,409,241

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

PO Principal Only Security – Principal Tranche of Stripped Mortgage Pool

TBA To Be Announced

(D) Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of 8-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

* Yield represents the annualized yield at the date of purchase.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $354,635,312. Net unrealized appreciation aggregated $11,122,776, of which $15,049,094 related to appreciated investment securities and $3,926,318 related to depreciated investment securities.

4

John Hancock Government Income Fund
As of August 31, 2011 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

	Total Market Value		Level 2 Significant	Level 3 Significant
Investments in Securities	at 8/31/2011	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
U.S. Government & Agency
Obligations	$286,026,443	—	$286,026,443	—
Corporate Bonds	1,739,196	—	1,739,196	—
Collateralized Mortgage
Obligations	52,089,019	—	51,726,605	$362,414

Asset Backed Securities	10,366,329	—	10,366,329	—

Securities Lending Collateral	15,537,101	$15,537,101	—	—
Total Investments in
Securities	$365,758,088	$15,537,101	$349,858,573	$362,414
Other Financial
Instruments:
Futures	$17,458	$17,458	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Collateralized Mortgage Obligations

Balance as of 5-31-11	$3,764,750

Change in unrealized appreciation(depreciation)	(12,096)
Purchases	-
Sales	(24,372)
Transfers into Level 3	-
Transfers out of Level 3	(3,365,868)
Balance as of 8-31-11	$362,414
Change in unrealized at period end*	($12,096)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments by the Fund in other open-end management investment companies, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

5

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended August 31, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011, the Fund held futures contracts with absolute notional values ranging from $13.9 million to $22.0 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 30-Year Bond Futures	60	Long	Dec 2011	8,161,875	$28,893
U.S. Treasury Ultra Long Bond Futures	15	Long	Dec 2011	2,147,344	9,801
U.S.Treasury 5-Year Note Futures	54	Short	Dec 2011	(6,617,531)	(9,856)
U.S.Treasury 10-Year Note Futures	39	Short	Dec 2011	(5,032,219)	(11,380)
					$17,458

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011, by risk category:

	Financial instruments		Liability Derivatives Fair
Risk	location	Asset Derivative Fair Value	Value

Interest rate contracts	Futures	$38,694	($21,236)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/11
10/11

JohnHancock
MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

High Yield Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 38.46%				$263,656,377

(Cost $351,658,167)

Consumer Discretionary 20.98%				143,816,138

Auto Components 1.21%
Exide Technologies (S)	8.625	02/01/18	$8,710,000	8,274,500

Hotels, Restaurants & Leisure 13.27%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	11,689
Greektown Superholdings, Inc. (V)	13.000	07/01/15	27,688,000	28,587,860
Indianapolis Downs LLC & Capital Corp., PIK (H)(S)	15.500	11/01/13	726,488	147,114
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	11,391,000	9,283,665
Majestic Holdco LLC (H)(S)	12.500	10/15/11	10,000,000	1,000
Majestic Star Casino LLC (H)	9.500	10/15/10	23,562,000	9,925,493
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	1,470,000	705,718
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	42,590,000	2,395,688
Mohegan Tribal Gaming Authority	6.125	02/15/13	15,655,000	11,545,563
Mohegan Tribal Gaming Authority	6.875	02/15/15	5,700,000	3,092,250
Mohegan Tribal Gaming Authority	7.125	08/15/14	15,425,000	8,522,313
Mohegan Tribal Gaming Authority	8.000	04/01/12	6,360,000	4,611,000
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	6,945,000	6,788,738
Revel AC, Inc., PIK (S)	12.000	03/15/18	6,684,000	4,678,800
Waterford Gaming LLC (S)	8.625	09/15/14	1,827,021	696,844

Household Durables 0.86%
Beazer Homes USA, Inc.	9.125	06/15/18	2,555,000	1,772,531
Beazer Homes USA, Inc.	9.125	05/15/19	5,965,000	4,100,938

Household Products 0.27%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.875	08/15/19	2,000,000	1,880,000

Media 5.37%
Adelphia Communications Corp., Escrow Certificates (I)	9.875	-	5,985,000	3,651
Adelphia Communications Corp., Escrow Certificates (I)	10.250	-	2,990,000	1,824
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09/10/14	9,855,000	10,063,311
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	9.750	06/21/18	12,025,000	12,279,179
Clear Channel Communications, Inc., PIK	11.000	08/01/16	21,724,012	14,446,468
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	68,145,000	1

Energy 0.42%				2,890,212

Oil, Gas & Consumable Fuels 0.42%
Dominion Petroleum Acquisitions, PIK (R)	10.000	10/01/12	3,959,195	2,890,212

Financials 3.40%				23,345,889

Insurance 0.59%
MBIA Insurance Corp. (14.00% to 01/15/2013, then 3 month
LIBOR + 11.26%) (S)	14.000	01/15/33	8,135,000	4,067,500

Real Estate Investment Trusts 0.44%
iStar Financial, Inc.	5.850	03/15/17	2,600,000	2,164,500
iStar Financial, Inc.	5.875	03/15/16	1,000,000	840,000

Real Estate Management & Development 2.37%
FDR Management LLC	Zero	11/01/15	5,878,773	3,821,202
Realogy Corp.	11.500	04/15/17	1,420,000	1,128,900
Realogy Corp.	12.000	04/15/17	10,863,092	8,690,474
Realogy Corp.	13.375	04/15/18	2,315,000	2,633,313

1

High Yield Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 1.39%				$9,509,975

Health Care Providers & Services 1.39%
HCA, Inc.	8.500	04/15/19	$3,860,000	4,207,400
LifePoint Hospitals, Inc.	6.625	10/01/20	145,000	141,375
National Mentor Holdings, Inc. (S)	12.500	02/15/18	5,520,000	5,161,200

Industrials 4.52%				30,998,599

Aerospace & Defense 1.43%
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	15,215,000	9,813,675

Airlines 1.63%
American Airlines Pass Through Trust 1991 (S)	10.320	07/30/14	3,639,209	3,648,307
American Airlines Pass Through Trust 1992	8.080	09/11/11	76,186	76,186
KLM Royal Dutch Airlines NV (2.125% to 02/12/2015,
coupon reset every 10 years by company) (CHF) (D)(Q)	2.125	02/12/15	1,680,000	776,627
Northwest Airlines, Inc., Escrow Certificates (I)	-	01/16/17	15,890,000	2
US Airways 1998-1C Pass Through Trust	6.820	01/30/14	7,296,879	6,658,402
US Airways Group, Inc., Escrow Certificates (I)	-	06/01/12	606,056	0

Road & Rail 1.46%
Western Express, Inc. (S)	12.500	04/15/15	13,020,000	10,025,400

Materials 6.57%				45,055,564

Chemicals 3.74%
American Pacific Corp.	9.000	02/01/15	25,565,000	25,117,613
Applied Extrusion Technologies, Inc. (L)(S)	12.000	03/15/12	536,364	536,364

Metals & Mining 2.50%
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	17,120,000	17,120,000

Paper & Forest Products 0.33%
APP Finance II Mauritius, Ltd. (H)	12.000	12/29/49	7,500,000	750
Indah Kiat Finance Mauritius, Ltd. (H)	10.000	07/01/07	6,000,000	120,000
Indah Kiat International Finance Company, Series C (H)	12.500	06/15/06	2,500,000	125,000
NewPage Holding Corp., PIK (H)	7.432	11/01/13	3,174,615	1,587
Sappi Papier Holding GmbH (S)	7.500	06/15/32	2,155,000	1,831,750
Tjiwi Kimia Finance Mauritius, Ltd. (H)	10.000	08/01/04	1,500,000	45,000
Tjiwi Kimia Finance Mauritius, Ltd. (H)	13.250	08/01/01	5,250,000	157,500

Telecommunication Services 0.46%				3,135,000

Diversified Telecommunication Services 0.46%
Intelsat Jackson Holdings SA	11.250	06/15/16	3,000,000	3,135,000

Utilities 0.72%				4,905,000

Independent Power Producers & Energy Traders 0.72%
NRG Energy, Inc. (S)	7.625	05/15/19	2,000,000	1,950,000
NRG Energy, Inc. (S)	7.875	05/15/21	3,000,000	2,955,000

Convertible Bonds 22.89%				$156,894,198

(Cost $164,567,051)

Consumer Discretionary 14.16%				97,060,134

Auto Components 0.67%
Exide Technologies	Zero	09/18/13	5,310,000	4,586,778

2

High Yield Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Automobiles 3.98%
Ford Motor Company	4.250	11/15/16	$18,995,000	$27,257,825

Media 8.93%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	47,425,000	61,237,531

Multiline Retail 0.58%
Saks, Inc. (S)	7.500	12/01/13	2,080,000	3,978,000

Consumer Staples 0.17%				1,148,550

Tobacco 0.17%
Alliance One International, Inc.	5.500	07/15/14	1,240,000	1,148,550

Financials 0.50%				3,379,838

Thrifts & Mortgage Finance 0.50%
The PMI Group, Inc.	4.500	04/15/20	11,555,000	3,379,838

Industrials 6.88%				47,181,125

Airlines 6.88%
AMR Corp.	6.250	10/15/14	17,900,000	13,402,625
UAL Corp.	6.000	10/15/29	12,750,000	29,261,250
US Airways Group, Inc.	7.250	05/15/14	3,170,000	4,517,250

Information Technology 0.83%				5,704,438

Internet Software & Services 0.83%
Equinix, Inc.	4.750	06/15/16	4,265,000	5,704,438

Telecommunication Services 0.35%				2,420,113

Wireless Telecommunication Services 0.35%
Clearwire Communications LLC/Clearwire Finance, Inc. (S)	8.250	12/01/40	3,445,000	2,420,113

Municipal Bonds 0.29%				$1,984,840

(Cost $2,000,000)

Texas 0.29%				1,984,840

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.	9.125	05/01/29	2,000,000	1,984,840

Term Loans (M)5.46%				$37,461,147

(Cost $43,825,397)

Consumer Discretionary 4.23%				29,014,976

Hotels, Restaurants & Leisure 2.92%
East Valley Tourist Development Authority	12.000	08/06/12	3,175,440	2,445,089
Revel Entertainment LLC	9.000	02/17/17	21,000,000	17,570,007

Media 1.31%
RH Donnelley, Inc.	9.000	10/24/14	2,674,111	1,504,188
The Star Tribune Company	8.000	09/28/14	1,240,579	1,221,970
The Star Tribune Company	8.000	09/29/14	1,102,737	1,086,196
Vertis, Inc.	11.750	12/31/15	6,566,488	5,187,526

3

High Yield Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples 0.42%				$2,867,718

Food & Staples Retailing 0.42%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	$2,911,389	2,867,718

Financials 0.81%				5,578,453

Real Estate Investment Trusts 0.64%
iStar Financial, Inc. (P)	7.000	06/30/14	4,550,000	4,377,478

Real Estate Management & Development 0.17%
Realogy Corp.	13.500	10/15/17	1,195,000	1,200,975

Collateralized Mortgage
Obligations 0.42%				$2,849,106

(Cost $2,365,560)

Commercial & Residential 0.42%				2,849,106

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	151,873,992	1,002,368
Series 2007-4, Class ES IO	0.350	07/19/47	188,490,577	1,029,159
Series 2007-6, Class ES IO (S)	0.342	08/19/37	126,756,485	817,579

			Shares	Value

Common Stocks 16.52%				$113,267,910

(Cost $223,251,930)

Consumer Discretionary 8.80%				60,321,256

Auto Components 1.82%
Lear Corp.			261,528	12,495,808

Hotels, Restaurants & Leisure 0.43%
FDR Management LLC (I)			1,632	0
Greektown Superholdings, Inc. (I)(V)			18,486	1,377,207
Trump Entertainment Resorts, Inc. (I)			382,151	1,528,604

Media 6.55%
Canadian Satellite Radio Holdings, Inc. (I)			1,340,531	5,338,580
Canadian Satellite Radio Holdings, Inc., Class A (I)			597,071	2,377,797
Charter Communications, Inc., Class A (I)			617,162	30,784,041
Dex One Corp. (I)			61,621	87,502
Granite Broadcasting Corp. (I)			11,688	1
The Star Tribune Company (I)			43,011	1,333,341
Vertis Holdings, Inc. (I)			357,027	4,998,375

Energy 0.58%				3,982,584

Oil, Gas & Consumable Fuels 0.58%
Dominion Petroleum, Ltd., GDR (I)			54,492,708	3,343,448
Po Valley Energy, Ltd. (I)			3,100,000	639,136

Industrials 6.70%				45,943,500

Airlines 6.37%
Delta Air Lines, Inc. (I)			5,513,610	41,517,483
Global Aviation Holdings, Inc. (I)			87,000	855,210
Pinnacle Airlines Corp. (I)			354,512	1,276,243

Commercial Services & Supplies 0.33%
Kaiser Group Holdings, Inc. (I)			81,949	2,294,564

4

High Yield Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Industrials (continued)

Machinery 0.00%
Glasstech, Inc., Class B (I)	4,430	$0
Glasstech, Inc., Class C (I)	10	0

Materials 0.44%		3,020,570

Chemicals 0.32%
American Pacific Corp. (I)	200,500	1,483,700
Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	706,305

Paper & Forest Products 0.12%
APP China Group, Ltd. (I)	37,716	565,755
Tembec, Inc. (I)	88,508	264,810

	Shares	Value

Preferred Securities 9.32%		$63,919,662

(Cost $67,526,404)

Consumer Discretionary 3.52%		24,145,013

Auto Components 0.62%
Dana Holding Corp., 4.000% (S)	25,000	2,707,175
The Goodyear Tire & Rubber Company, 5.875%	35,415	1,590,842

Hotels, Restaurants & Leisure 1.72%
Greektown Superholdings, Inc., Series A (I)(V)	158,092	11,777,854

Household Durables 0.22%
Beazer Homes USA, Inc., 7.250%	62,786	709,482
Beazer Homes USA, Inc., 7.500%	62,786	798,010

Media 0.96%
Xanadoo, Series C, 6.500% (I)	345,350	6,561,650

Financials 1.48%		10,147,058

Diversified Financial Services 0.32%
Bank of America Corp., Series L, 7.250%	2,500	2,227,500

Real Estate Investment Trusts 1.16%
iStar Financial, Inc., Series F, 7.800% (V)	229,165	4,278,511
iStar Financial, Inc., Series G, 7.650% (V)	199,182	3,641,047

Industrials 4.32%		29,627,591

Airlines 4.11%
Continental Airlines Finance Trust II, 6.000%	854,002	28,182,066

Machinery 0.21%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	1,301,912
Glasstech, Inc., Series C (I)	11	0

	Shares	Value

Warrants 2.36%		$16,194,895

(Cost $23,551,613)

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)	76,057	1,045,784

5

High Yield Fund
As of 8-31-11 (Unaudited)

Warrants (Continued)		Shares	Value

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$51.28) (I)		5,586	$61,630
Granite Broadcasting Corp., Class A (Expiration Date: 06/04/2012; Strike Price:
$32.37) (I)		29,220	3
Greektown Superholdings, Inc. (A)(I)(V)		202,511	15,087,070
Katanga Mining Ltd. (Expiration Date: 11/20/2011; Strike Price: CAD 8.50) (I)		80,000	408
The Star Tribune Company (Expiration Date: 09/28/2013; Strike Price $151.23) (I)		15,943	0

	Yield (%)	Shares	Value

Securities Lending Collateral 0.02%			$126,537

(Cost $126,475)

John Hancock Collateral Investment Trust (W)	0.2283%(Y)	12,648	126,537

		Par value
			Value

Short-Term Investments 0.01%			$40,452

(Cost $40,452)

Repurchase Agreement 0.01%			40,452

Repurchase Agreement with State Street Corp. dated 8-31-11 at
0.010% to be repurchased at $40,452 on 9-1-11, collateralized by
$45,000 U.S. Treasury Note, 1.375% due 5-15-13 (valued at
$45,909, including interest)		$40,452	40,452

Total investments (Cost $878,913,049)† 95.75%			$656,395,124

Other assets and liabilities, net 4.25%			$29,151,675

Total net assets 100.00%			$685,546,799

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

CAD Canadian Dollar

CHF Swiss Franc

GDR Global Depository Receipt

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(A) Strike price and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-11.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

6

High Yield Fund
As of 8-31-11 (Unaudited)

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
			Beginning		percentage
	Acquisition		Par	Ending Par	of Fund’s net	Value as of
Issuer, description	date	Cost	amount	amount	assets	8/31/2011
Dominion Petroleum	10/1/07	$3,957,705	$3,853,231	$3,959,195	0.42%	$2,890,212
Acquisitions, PIK

Bought: $4,065,159 Par
Sold: $3,959,195 Par

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $153,319,675 or 22.4% of the Fund's net assets as of 8-31-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the notes to the portfolio of investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $884,498,584. Net unrealized depreciation aggregated $228,103,460, of which $62,455,914 related to appreciated investment securities and $290,559,374 related to depreciated investment securities.

7

High Yield Fund
As of 8-31-11 (Unaudited)

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011 by major security category or type:

			Level 2
	Total Market		Significant
	Value at	Level 1 Quoted	Observable	Level 3 Significant
	8-31-11	Price	Inputs	Unobservable Inputs

Corporate Bonds	$263,656,377	—	$231,774,090	$31,882,287
Convertible Bonds	156,894,198	—	156,894,198	—

Municipal Bonds	1,984,840	—	1,984,840	—

Term Loans	37,461,147	—	37,461,147	—

Collateralized Mortgage
Obligations	2,849,106	—	1,846,738	1,002,368

Common Stocks	113,267,910	$97,920,529	5,315,925	10,031,456

Preferred Securities	63,919,662	13,245,392	30,889,241	19,785,029

Warrants	16,194,895	1,107,825	—	15,087,070

Securities Lending Collateral	126,537	126,537	—	—

Short-Term Investments	40,452	—	40,452	—

Total Investments in Securities	$656,395,124	$112,400,283	$466,206,631	$77,788,210
Other Financial Instruments
Forward Foreign Currency Contracts	($193,691)	—	($193,691)	—
Credit Default Swaps	($5,912,027)	—	($5,912,027)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

8

High Yield Fund
As of 8-31-11 (Unaudited)

		Collateralized
	Corporate	Mortgage		Preferred
	Bonds	Obligations	Common Stocks	Securities	Warrants	Totals

Balance as of 5/31/11	$38,567,283	$1,043,055	$10,629,977	$8,017,257	-	$58,257,572

Realized gain (loss)	(7,881,454)	-	(7,346,000)	-	-	($15,227,454)

Change in unrealized
appreciation (depreciation)	4,594,902	(1,450)	5,100,931	(2,301,394)	(2,950,585)	$4,442,404

Purchases	6,573,611	1,658	-	-	-	$6,575,269

Sales	(9,972,055)	(40,895)	-	(12,088)	-	($10,025,038)

Transfer into Level 3	-	-	1,646,548	14,081,254	18,037,655	$33,765,457

Transfer out of Level 3	-	-	-	-	-	-

Balance as of 8/31/11	$31,882,287	$1,002,368	$10,031,456	$19,785,029	$15,087,070	$77,788,210

Change in unrealized at period
end*	($3,947,881)	($1,450)	($2,245,068)	($2,203,400)	($2,950,585)	($11,448,384)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

9

High Yield Fund
As of 8-31-11 (Unaudited)

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended August 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2011. During the period ended August 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $17.8 million to $29.5 million as measured at each quarter end.

		PRINCIPAL
		AMOUNT			UNREALIZED
	PRINCIPAL AMOUNT	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS
			TORONTO DOMINION
AUD	837,000	$873,828	BANK	9-28-2011	($17,916)
CAD	12,025,000	12,198,957	BANK OF MONTREAL	9-28-2011	(72,926)
CAD	12,532,229	12,736,523	BANK OF MONTREAL	9-28-2011	(53,003)
GBP	2,280,000	3,650,189	BANK OF NOVA SCOTIA	9-28-2011	(49,846)
		$29,459,497			($193,691)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

10

High Yield Fund
As of 8-31-11 (Unaudited)

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended August 31, 2011 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the Fund held as of August 31, 2011, where the Fund acted as a Seller of protection. The total USD notional amounts for the credit default swap contracts was the same for the entire period ended August 31, 2011.

				NOTIONAL	(PAY) /
		IMPLIED		AMOUNT/	RECEIVE		UNAMORTIZED	UNREALIZED
	REFERENCE	CREDIT		EXPOSURE	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	SPREAD	CURRENCY	PURCHASED	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Lehman
Brothers
Special
Financing Inc.	AMR Corp.	25.25%	USD	$2,000,000	5.00%	Mar 2013	($107,745)	($318,481)	($426,226)
	Texas
Morgan Stanley	Competitive
Capital	Electric Holdings
Services Inc.	Company LLC	29.73%	USD	10,000,000	4.60%	Jun 2013	-	(3,720,217)	(3,720,217)
	Texas
Morgan Stanley	Competitive
Capital	Electric Holdings
Services Inc.	Company LLC	29.73%	USD	5,000,000	5.85%	Jun 2013	-	(1,765,584)	(1,765,584)

Total				$17,000,000			($107,745)	($5,804,282)	($5,912,027)

11

High Yield Fund
As of 8-31-11 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund August 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward for-	-	($193,691)
contracts	forward foreign currency	eign currency
	exchange contracts	contracts
Credit contracts	Swap contracts, at value	Credit default	-	(5,912,027)
		swaps
Total			-	($6,105,718)

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended August 2011, is set forth below:

	BEGINNING	ENDING
	SHARE/PAR	SHARE/PAR	REALIZED	INTEREST	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.- common stocks
Bought: none
Sold: none	18,486	18,486	-	-	$1,377,207

Greektown Superholdings, Inc. – corporate bonds
Bought: none
Sold: $10,250,000	$37,938,000	$27,688,000	$1,071,782	$1,164,103	$28,587,860

Greektown Superholdings, Inc. – preferred securities
Bought: none
Sold: none	158,092	158,092	-	-	$11,777,854

Greektown Superholdings, Inc. – warrants
Bought: none
Sold: none	202,511	202,511	-	-	$15,087,070

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011